Income Taxes - Summary of Reconciliation of Income Tax Expense (Recovery) for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net loss before tax from continuing operations	$ (29,441)	$ (44,945)	$ (49,230)
Profit loss before tax discontinued operations	$ 29,538	$ 57,277	$ (69,728)
Combined Canadian statutory income tax rate	26.50%	26.50%	26.50%
Income tax expense (recovery) at combined income tax rate	$ 26	$ 3,268	$ (31,524)
Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	(2,330)	1,658	33,238
Effect of tax rate differences in foreign subsidiaries	406	9,756	1,101
Non-deductible or taxable items	3,141	(6,149)	(157)
Change in future tax rate	(1,008)	(5,354)	(1,455)
Research and development tax credit	65	(3,012)	(494)
Foreign withholding tax	(811)
Non-taxable gain on disposition of subsidiary (note 6)			(896)
Other	(14)	(48)	(14)
Total income tax expense (recovery)	$ (525)	$ 119	$ (201)